Concentration of Risk and Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2024
Risks and Uncertainties [Abstract]
Schedule of allowance for doubtful accounts
	Balance at				Balance at
	beginning		Reversal of	Write-off of	end of
	of year	Provision	provision	provision	year
	U.S. Dollars (in thousands)
2022	7	-	(7)	-	-
2023	-	100	-	-	100
2024	100	34	-	-	134